Other Income and Expenses	12 Months Ended
Dec. 31, 2019
Other Income and Expenses [Abstract]
Other Income and Expenses [Text Block]
Note 7 – Other Income and Expenses
The following tables present by segment, certain other items included in our Consolidated Statement of Operations:

	Year Ended December 31,
	2019	2018	2017
	(Millions)
Other (income) expense – net within Costs and expenses
Transmission & Gulf of Mexico
Amortization of regulatory assets associated with asset retirement obligations	$21	$33	$33
Regulatory charge per approved rates related to Tax Reform	24	24	—
Charge for regulatory liability associated with the decrease in Northwest Pipeline’s estimated deferred state income tax rates following WPZ Merger	—	12	—
Net accrual (amortization) of regulatory liability related to overcollection of certain employee expenses	(17)	22	22
Project development costs related to Constitution (see Note 4)	3	4	16
Amortization of regulatory liability associated with Tax Reform	(26)	—	—
Gains on asset retirements	—	(12)	—

West
Gains on contract settlements and terminations	—	—	(15)

Other
Change to (benefit of) regulatory asset associated with Transco’s estimated deferred state income tax rate following WPZ Merger	12	(37)	—
Gain on sale of refinery grade propylene splitter	—	—	(12)

	Year Ended December 31,
	2019	2018	2017
	(Millions)
Other income (expense) – net below Operating income (loss)

Transmission & Gulf of Mexico
Allowance for equity funds used during construction related to Transco	$29	$87	$70
Settlement charge from pension early payout program	—	(9)	(19)
Regulatory adjustments resulting from Tax Reform	—	—	(39)

Northeast G&P
Settlement charge from pension early payout program	—	(4)	(7)

West
Settlement charge from pension early payout program	—	(4)	(9)

Other
Income associated with a regulatory asset related to deferred taxes on equity funds used during construction	9	35	52
Net gain (loss) associated with early retirement of debt	—	(7)	27
Settlement charge from pension early payout program	—	(5)	(35)
Regulatory adjustments resulting from Tax Reform	—	(1)	(63)

Severance and other related costs included within Operating and maintenance expenses and Selling, general, and administrative expenses are as follows:

	Year Ended December 31,
	2019	2018	2017
	(Millions)
Transmission & Gulf of Mexico	$39	$—	$—
Northeast G&P	7	—	—
West	10	—	—
Other	1	—	22

Selling, general, and administrative expenses for the year ended December 31, 2018, includes a $35 million charge associated with a charitable contribution of preferred stock to The Williams Companies Foundation, Inc. (a not-for-profit corporation) within the Other segment (see Note 16 – Stockholders' Equity) and $20 million for WPZ Merger related costs within the Other segment.